Significant and Critical Accounting Policies and Practices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant and Critical Accounting Policies and Practices [Abstract]
Schedule of consolidated subsidiaries and/or entities
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company interest

Jerrick Ventures LLC	The State of Delaware	100%
Jerrick Australia Pty Ltd	Australia	100%

Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company interest

Jerrick Ventures LLC	The State of Delaware	100%

Schedule of property and equipment estimated useful life
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixture	5
Leasehold improvement	5

Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixture	5

Schedule of common stock equivalents
	September 30, 2018	September 30, 2017
Series A Preferred stock	-	21,654,614
Series B Preferred stock	-	4,431,987
Options	17,649,990	17,749,990
Warrants	103,341,735	34,457,024
Convertible notes - related party	2,000	-
Convertible notes	1,620,505	13,681,425
Totals	122,614,230	91,975,040

December 31, 2017
Series A Preferred stock	19,256,707
Series B Preferred stock	4,092,893
Options	17,749,990
Warrants	46,193,779
Convertible notes - related party	7,080,128
Convertible notes	17,749,990
Totals	112,123,487

Schedule of the revisions and the corresponding effects on the consolidated statement of operations

Consolidated Statement of Operations Nine Months Ended September 30, 2017
	Previously Reported	Revisions	Revised Reported
Accretion of debt discount and issuance cost	$(2,025,486)	$499,972	$(1,525,514)

Derivative expense	(254,470)	254,470	-

Change in fair value of derivative liabilities	1,257,716	(1,322,062)	(64,346)

Loss on extinguishment of debt	(876,038)	(47,784)	(923,822)

Net loss	$(5,762,470)	$(615,404)	$(6,377,874)

Net loss per ordinary share:
Basic and diluted loss per share	$(0.15)	$(0.02)	$(0.17)

Consolidated Statement of Operations Three Months Ended September 30, 2017
	Previously Reported	Revisions	Revised Reported
Accretion of debt discount and issuance cost	$(1,074,002)	$273,388	$(800,614)

Change in fair value of derivative liabilities	673,705	(738,051)	(64,346)

Loss on extinguishment of debt	(876,038)	(47,784)	(923,822)

Net loss	$(2,909,519)	$(512,446)	$(3,421,965)

Net loss per ordinary share:
Basic and diluted loss per share	$(0.07)	$(0.02)	$(0.09)